August 31, 2007

Securities and Exchange Commission

Washington, D.C. 20549

Attention: Pamela Long, Assistant Director

Re:	NGA HoldCo, LLC

Registration Statement on Form 10-SB

Commission File No. 0-52734

Ladies and Gentlemen:

As requested in the comment letter, dated August 16, 2007 relating to the above-referenced filing of NGA HoldCo, LLC (the “Company”), the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

NGA HoldCo, LLC

By:	/s/ Thomas R. Reeg
Thomas R. Reeg, Operating Manager